Business combinations and capital reorganization (Details 3) R$ in Thousands	Aug. 31, 2022 BRL (R$)
Business Combinations And Capital Reorganization
Cash consideration	R$ 25,000
Less: cash balances acquired	857
Outflow of cash to acquire subsidiary, net of cash acquired	R$ 24,143